COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental payments under non-cancelable operating leases
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2018 are as follows:

(in thousands of $)
2018 (six months to December 31)	17,828
2019	35,376
2020	35,481
2021	35,066
2022	32,043
Thereafter	137,162
292,956